United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2011

Date of Reporting Period: Quarter ended 09/30/2011

Item 1. Schedule of Investments

Federated Capital Appreciation Fund II

Portfolio of Investments

September 30, 2011 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 88.1%
		Consumer Discretionary – 8.5%
5,600	[1]	Amazon.com, Inc.	1,210,888
33,700	[1]	DIRECTV Group, Inc., Class A	1,423,825
70,757	[1]	Discovery Communications, Inc.	2,661,878
75,400		Expedia, Inc.	1,941,550
48,700	[1]	Las Vegas Sands Corp.	1,867,158
33,000		Macy's, Inc.	868,560
106,800		Mattel, Inc.	2,765,052
21,967		McDonald's Corp.	1,929,142
		TOTAL	14,668,053
		Consumer Staples – 12.3%
104,500		Altria Group, Inc.	2,801,645
89,300		CVS Caremark Corp.	2,998,694
144,000		ConAgra Foods, Inc.	3,487,680
54,800		General Mills, Inc.	2,108,156
41,485		Nestle S.A.	2,280,444
98,900		Reynolds American, Inc.	3,706,772
56,904		The Coca-Cola Co.	3,844,434
		TOTAL	21,227,825
		Energy – 9.1%
20,700		Baker Hughes, Inc.	955,512
55,980		Chevron Corp.	5,179,270
56,257		ConocoPhillips	3,562,193
47,700		Exxon Mobil Corp.	3,464,451
81,300		Marathon Oil Corp.	1,754,454
16,200		National-Oilwell, Inc.	829,764
		TOTAL	15,745,644
		Financials – 10.0%
99,200		Annaly Capital Management, Inc.	1,649,696
7,900		BlackRock, Inc.	1,169,279
55,100		Capital One Financial Corp.	2,183,613
77,900		Discover Financial Services	1,787,026
74,685		J.P. Morgan Chase & Co.	2,249,512
69,500		Marsh & McLennan Cos., Inc.	1,844,530
55,005		MetLife, Inc.	1,540,690
28,600		Simon Property Group, Inc.	3,145,428
71,855		Wells Fargo & Co.	1,733,143
		TOTAL	17,302,917
		Health Care – 13.3%
15,200		Allergan, Inc.	1,252,176
25,460		Amgen, Inc.	1,399,027
45,800		Bristol-Myers Squibb Co.	1,437,204
45,800		Cardinal Health, Inc.	1,918,104
27,750	[1]	Celgene Corp.	1,718,280
20,400	[1]	Express Scripts, Inc., Class A	756,228
51,700		Humana, Inc.	3,760,141
1

Shares or Principal Amount			Value
41,210		Johnson & Johnson	2,625,489
55,100		Merck & Co., Inc.	1,802,321
133,900		Pfizer, Inc.	2,367,352
22,200	[1]	Pharmasset, Inc.	1,828,614
44,500		UnitedHealth Group, Inc.	2,052,340
		TOTAL	22,917,276
		Industrials – 8.0%
253,836		General Electric Co.	3,868,461
41,289		Honeywell International, Inc.	1,813,000
25,100		Parker-Hannifin Corp.	1,584,563
44,300		Raytheon Co.	1,810,541
27,540		Union Pacific Corp.	2,249,192
35,107		United Technologies Corp.	2,470,128
		TOTAL	13,795,885
		Information Technology – 15.5%
37,586		Accenture PLC	1,980,030
17,510	[1]	Apple, Inc.	6,674,462
45,700	[1]	BMC Software, Inc.	1,762,192
25,100		Broadcom Corp.	835,579
92,933	[1]	EMC Corp.	1,950,664
4,300	[1]	Google, Inc.	2,211,834
17,800		KLA-Tencor Corp.	681,384
206,138		Microsoft Corp.	5,130,775
100,919		Oracle Corp.	2,900,412
159,702	[1]	Symantec Corp.	2,603,143
		TOTAL	26,730,475
		Materials – 2.8%
16,500		Agrium, Inc.	1,099,890
9,000		CF Industries Holdings, Inc.	1,110,510
24,204	[1]	Mosaic Co./The	1,185,270
22,600		Newmont Mining Corp.	1,421,540
		TOTAL	4,817,210
		Telecommunication Services – 3.2%
69,915		AT&T, Inc.	1,993,976
97,727		Verizon Communications, Inc.	3,596,353
		TOTAL	5,590,329
		Utilities – 5.4%
171,300		CMS Energy Corp.	3,390,027
76,900		FirstEnergy Corp.	3,453,579
77,700		Wisconsin Energy Corp.	2,431,233
		TOTAL	9,274,839
		TOTAL COMMON STOCKS (IDENTIFIED COST $151,756,481)	152,070,453
2

Shares or Principal Amount		Value
	Repurchase Agreement – 12.0%
20,725,000	Interest in $3,810,000,000 joint repurchase agreement 0.09%, dated 9/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,810,028,575 on 10/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/20/2040 and the market value of those underlying securities was $3,924,329,433. (AT COST)	20,725,000
	TOTAL INVESTMENTS — 100.1% (IDENTIFIED COST $172,481,481)[2]	172,795,453
	OTHER ASSETS AND LIABILITIES - NET — (0.1)%[3]	(142,209)
	TOTAL NET ASSETS — 100%	$172,653,244
1	Non-income producing security.
2	At September 30, 2011, the cost of investments for federal tax purposes was $172,481,481. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $313,972. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,856,593 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,542,621.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
3

  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$148,690,119	$ —	$ —	$148,690,119
International	1,099,890	2,280,444	—	3,380,334
Repurchase Agreement	—	20,725,000	—	20,725,000
TOTAL SECURITIES	$149,790,009	$23,005,444	$ —	$172,795,453
4

Federated Capital Income Fund II

Portfolio of Investments

September 30, 2011 (unaudited)

Shares or Principal Amount		Value
	COMMON STOCKS – 32.6%
	Consumer Discretionary – 0.2%
9,295	Regal Entertainment Group	109,123
2,935	Target Corp.	143,932
	TOTAL	253,055
	Consumer Staples – 4.8%
56,125	Altria Group, Inc.	1,504,711
3,370	British American Tobacco PLC, ADR	285,540
2,595	ConAgra Foods, Inc.	62,851
11,390	Heinz (H.J.) Co.	574,967
9,920	Kimberly-Clark Corp.	704,419
4,170	Lorillard, Inc.	461,619
17,085	Philip Morris International, Inc.	1,065,762
28,055	Reynolds American, Inc.	1,051,502
	TOTAL	5,711,371
	Energy – 4.2%
21,845	ARC Resources Ltd.	470,296
10,465	Baytex Energy Corp.	437,515
20,805	Bonavista Energy Corp.	467,760
22,990	ConocoPhillips	1,455,727
12,440	Crescent Point Energy Corp.	468,325
9,190	Royal Dutch Shell PLC	565,369
19,265	Seadrill Ltd.	530,365
2,275	Total SA, ADR	99,804
11,295	Vermilion Energy, Inc.	474,694
	TOTAL	4,969,855
	Financials – 2.4%
14,015	Brandywine Realty Trust	112,260
16,820	Cincinnati Financial Corp.	442,871
7,215	CommonWealth REIT	136,869
11,040	Gallagher (Arthur J.) & Co.	290,352
6,855	Government Properties Income Trust	147,451
25,885	Hospitality Properties Trust	549,539
4,035	Mack-Cali Realty Corp.	107,936
19,310	Mercury General Corp.	740,538
4,575	National Retail Properties, Inc.	122,930
8,425	Senior Housing Properties Trust	181,474
2,095	Sun Life Financial Services of Canada	49,840
	TOTAL	2,882,060
	Health Care – 6.3%
35,486	Bristol-Myers Squibb Co.	1,113,551
35,905	GlaxoSmithKline PLC, ADR	1,482,518
7,347	Johnson & Johnson	468,077
39,700	Lilly (Eli) & Co.	1,467,709
45,959	Merck & Co., Inc.	1,503,319
82,759	Pfizer, Inc.	1,463,179
	TOTAL	7,498,353
1

Shares or Principal Amount			Value
		Industrials – 3.5%
34,575		BAE Systems PLC, ADR	565,647
22,845		Deluxe Corp.	424,917
30,500		Donnelley (R.R.) & Sons Co.	430,660
122,215		General Electric Co.	1,862,557
3,270		Honeywell International, Inc.	143,586
25,320		Pitney Bowes, Inc.	476,016
4,550		United Parcel Service, Inc.	287,332
		TOTAL	4,190,715
		Information Technology – 0.9%
19,525		Intel Corp.	416,468
6,135		Maxim Integrated Products, Inc.	143,129
3,660		Microchip Technology, Inc.	113,863
17,045		Microsoft Corp.	424,250
		TOTAL	1,097,710
		Materials – 1.4%
6,361		Barrick Gold Corp.	296,741
5,845		International Paper Co.	135,896
17,500		Newmont Mining Corp.	1,100,750
5,910		RPM International, Inc.	110,517
		TOTAL	1,643,904
		Telecommunication Services – 5.0%
53,904		AT&T, Inc.	1,537,342
33,770		BCE, Inc.	1,265,024
26,875		CenturyLink, Inc.	890,100
28,495		Verizon Communications	1,048,616
46,245		Vodafone Group PLC, ADR	1,186,185
		TOTAL	5,927,267
		Utilities – 3.9%
14,485		Ameren Corp.	431,218
11,895		American Electric Power Co., Inc.	452,248
11,845		DTE Energy Co.	580,642
1,685		FirstEnergy Corp.	75,673
12,019		Integrys Energy Group, Inc.	584,364
14,890		National Grid PLC, ADR	738,544
20,340		NiSource, Inc.	434,869
30,680		Pepco Holdings, Inc.	580,466
3,230		SCANA Corp.	130,654
21,745		Scottish & Southern Energy PLC, ADR	437,727
3,460		Southern Co.	146,600
		TOTAL	4,593,005
		TOTAL COMMON STOCKS (IDENTIFIED COST $39,457,315)	38,767,295
		PREFERRED STOCKS – 11.5%
		Consumer Discretionary – 0.7%
21,470		Goodyear Tire & Rubber Co., Conv. Pfd., 5.875%, 4/1/2014, Annual Dividend $2.94	836,257
		Consumer Staples – 0.6%
5,000		Bunge Ltd., Pfd., Conv. Pfd., 4.875%, 12/31/2049, Annual Dividend $4.88	460,000
30,705	[1,2]	Dole Food Automatic Exch, Conv. Pfd., 7.00%, 11/01/2012, Annual Dividend $0.88	299,374
		TOTAL	759,374
2

Shares or Principal Amount			Value
		Energy – 0.9%
7,900		Apache Corp., Conv. Pfd., 6.00%, 8/1/2013, Annual Dividend $3.00	404,243
13,785		El Paso Energy Capital Trust, Conv. Pfd., 4.75%, 3/31/2028, Annual Dividend $2.38	616,465
		TOTAL	1,020,708
		Financials – 3.3%
24,270		Citigroup, Inc., Conv. Pfd., 7.50%, 12/15/2012, Annual Dividend $7.50	1,932,620
44,400		Hartford Financial, Conv., Conv. Bond, Series F, Pfd., 7.250%, 4/1/2013, Annual Dividend $1.81	855,144
9,700		New York Community Bancorp, Inc., Conv. Pfd, 6.00%, 11/01/2051, Annual Dividend $3.00	431,650
550		Wells Fargo Co, Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	568,183
3,500		Wintrust Financial Corp., Conv Pfd., 7.50% 12/15/2013, Annual Dividend $3.75	154,000
		TOTAL	3,941,597
		Industrials – 0.7%
27,300		Continental Finance Trust II, Conv. Pfd., 6.00%, 11/15/2030, Annual Dividend $3.00	853,889
		Materials – 1.4%
34,205		Anglogold Ashanti Holding, Conv. Pfd., 6.00%, 9/15/2013, Annual Dividend $3.00	1,675,019
		Utilities – 3.9%
22,165		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	1,079,879
16,830		Great Plains Energy, Inc., Conv. Pfd, 12.00%, 06/15/2012, Annual Dividend $6.00	1,009,800
21,000		Nextera Energy Inc., Conv. Pfd., 8.375%, 6/1/2012, Annual Dividend $4.19	1,039,500
26,780		PPL Corp., Conv. Pfd., 9.50%, 7/1/2013, Annual Dividend $4.75	1,483,612
		TOTAL	4,612,791
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $14,967,318)	13,699,635
		Adjustable Rate Mortgage – 0.1%
$74,238		Federal National Mortgage Association, 5.790%, 9/1/2037 (IDENTIFIED COST $74,771)	79,271
		Collateralized Mortgage Obligations – 3.4%
2,500,000		Government National Mortgage Association REMIC 2003-11 QC, 5.500%, 2/20/2033	2,889,217
1,000,000		Government National Mortgage Association REMIC 2005-80 VC, 5.000%, 5/20/2029	1,095,265
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,362,572)	3,984,482
		Corporate Bonds – 11.2%
		Banking – 0.7%
100,000	[1,2]	Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 09/16/2020	95,500
100,000		Banco de Credito del Peru, Jr. Sub. Note, Series REGS, 9.75%, 11/06/2069	112,000
250,000		RSHB Capital S.A., Series RegS, 7.750%, 05/29/2018	262,188
400,000		Vnesheconombank, Bank Guarantee, Series REGS, 6.800%, 11/22/2025	376,080
		TOTAL	845,768
		Broadcast Radio & TV – 0.2%
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 01/15/2040	212,764
		Building & Development – 0.2%
250,000		Odebrecht Finance Ltd., Company Guarantee, Series REGS, 6.000%, 04/05/2023	235,000
		Building Materials – 0.5%
250,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 03/30/2020	245,000
300,000		Votorantim Cimentos SA, Company Guarantee, Series REGS, 7.250%, 04/05/2041	284,428
		TOTAL	529,428
		Cable & Wireless Television – 0.1%
150,000		Net Servicos de Comunicacao SA, Company Guarantee, 7.500%, 01/27/2020	168,000
		Capital Markets – 0.6%
716,000		MF Global Holdings Ltd., Conv. Bond, 9.000%, 06/20/2038	762,032
3

Shares or Principal Amount			Value
		Communications Equipment – 0.8%
$1,796,000		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	978,820
		Conglomerates – 0.2%
200,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 09/25/2019	198,000
		Consumer Non-Cyclical — Tobacco – 0.1%
80,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	85,374
		Finance – 0.2%
300,000		Gruposura Finance, Company Guarantee, Series REGS, 5.700%, 05/18/2021	291,000
		Financial Institution — Banking – 0.4%
500,000		JPMorgan Chase Capital XVIII, Company Guarantee, Series AA, 7.000%, 11/01/2039	503,580
		Government Agency – 0.4%
500,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 5.500%, 07/12/2020	516,250
		Insurance – 0.6%
714,000		Old Republic International Corp., Conv. Bond, 8.000%, 05/15/2012	737,526
		Marine – 0.1%
125,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	80,271
		Metals & Mining – 0.6%
200,000		Alrosa Finance SA, Company Guarantee, Series REGS, 7.750%, 11/03/2020	188,500
100,000	[1,2]	Bumi Investment PTE Ltd., Company Guarantee, Series 144A, 10.750%, 10/06/2017	92,000
150,000		Bumi Investment PTE Ltd., Series REGS, 10.750%, 10/06/2017	136,500
300,000		Vale Overseas Ltd., 6.875%, 11/21/2036	329,345
		TOTAL	746,345
		Mortgage Banks – 0.3%
200,000		Credito Real SA, Sr. Unsecd. Note, Series REGS, 10.250%, 04/14/2015	202,000
150,000	[1,2]	Credito Real, S.A. de C.V., Sr. Note, Series 144A, 10.250%, 04/14/2015	151,500
		TOTAL	353,500
		Oil & Gas – 2.8%
200,000		Ecopetrol SA, Note, 7.625%, 07/23/2019	235,000
300,000		Empresa Nacional del Petroleo, Note, Series REGS, 5.250%, 08/10/2020	310,122
72,711		Gazprom International SA, Series REGS, 7.201%, 02/01/2020	77,797
250,000	[1,2]	Gazprom, Note, Series 144A, 8.625%, 04/28/2034	289,375
500,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 04/09/2021	485,000
250,000		Lukoil International Finance BV, Company Guarantee, Series REGS, 6.125%, 11/09/2020	232,500
500,000		Pemex Project Funding Master, Company Guarantee, 6.625%, 06/15/2035	545,983
250,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 03/15/2019	292,500
1,000,000		Petroleos de Venezuela, S.A., Company Guarantee, Series REGS, 8.500%, 11/02/2017	657,500
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 8.000%, 05/03/2019	183,466
		TOTAL	3,309,243
		Paper Products – 0.2%
200,000		Fibria Overseas Finance, Company Guarantee, Series REGS, 6.750%, 03/03/2021	181,000
		Steel – 0.2%
200,000	[1,2]	CSN Islands XI Corp., Company Guarantee, Series 144A, 6.875%, 09/21/2019	212,500
		Telecommunications & Cellular – 0.7%
100,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.250%, 09/01/2017	95,000
200,000	[1,2]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.000%, 10/19/2025	208,221
100,000	[1,2]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.000%, 10/01/2017	98,000
100,000		Telemovil Finance Co., Ltd., Company Guarantee, Series REGS, 8.000%, 10/01/2017	97,000
400,000	[1,2]	Vimpelcom, Company Guarantee, Series 144A, 7.504%, 03/01/2022	323,000
		TOTAL	821,221
4

Shares or Principal Amount			Value
		Utilities – 1.3%
$500,000	[1,2]	Comision Fed De Electric, Sr. Note, Series 144A, 4.875%, 05/26/2021	497,607
150,000	[1,2]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	145,500
200,000		Eskom Holdings Ltd., Sr. Unsecd. Note, Series REGS, 5.750%, 01/26/2021	202,000
460,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.750%, 01/20/2020	515,177
150,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	171,177
		TOTAL	1,531,461
		TOTAL CORPORATE BONDS (IDENTIFIED COST $13,844,804)	13,299,083
		FOREIGN Governments/Agencies – 10.5%
		Sovereign – 10.5%
263,454		Argentina, Government of, Note, Series $dis, 8.280%, 12/31/2033	180,466
3,132,000		Argentina, Government of, Note, Series $GDP, 1.000%, 12/15/2035	430,650
400,000		Argentina, Government of, Sr. Unsecd. Note, 7.000%, 10/03/2015	336,000
300,000		Argentina, Government of, Sr. Unsecd. Note, Series 1, 8.750%, 06/02/2017	262,500
70,000		Brazil, Government of, Bond, 8.250%, 01/20/2034	98,700
171,166		Brazil, Government of, Note, 8.000%, 01/15/2018	202,319
200,000		Brazil, Government of, Unsub., 11.000%, 08/17/2040	264,300
300,000		Colombia, Government of, Note, 7.375%, 01/27/2017	360,750
350,000	[1,2]	Indonesia, Government of, Series 144A, 8.500%, 10/12/2035	474,250
800,000		Indonesia, Government of, Series REGS, 6.625%, 02/17/2037	902,200
1,000,000		Mexico, Government of, Sr. Note, 5.750%, 10/12/2110	976,701
400,000		Panama, Government of, 6.700%, 01/26/2036	484,573
636,000		Peru, Government of, 6.550%, 03/14/2037	734,580
250,000		Peru, Government of, Sr. Unsecd. Note, Series REGS, 7.840%, 08/12/2020	102,037
600,000		Philippines, Government of, 6.375%, 1/15/2032	682,500
200,000	[1,2]	Republic of Serbia, Series 144A, 7.250%, 9/28/2021	185,000
1,704,050		Russia, Government of, Unsub., Series REGS, 7.500%, 03/31/2030	1,917,397
100,000		South Africa, Government of, Sr. Unsecd. Note, 6.875%, 05/27/2019	119,125
100,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.250%, 10/04/2020	97,500
350,000		Turkey, Government of, 7.000%, 9/26/2016	390,250
500,000		Turkey, Government of, Bond, 5.625%, 03/30/2021	513,750
150,000		Turkey, Government of, Note, 7.375%, 2/05/2025	171,750
500,000		United Mexican States, Note, 5.125%, 01/15/2020	544,583
500,000		United Mexican States, Series MTNA, 6.750%, 09/27/2034	617,396
350,000		Uruguay, Government of, 7.625%, 3/21/2036	429,625
100,000		Uruguay, Government of, Note, 8.000%, 11/18/2022	124,500
900,000		Venezuela, Government of, 9.375%, 01/13/2034	560,250
480,000		Venezuela, Government of, Note, 7.650%, 4/21/2025	276,144
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $11,836,970)	12,439,796
		Mortgage-Backed Securities – 7.7%
		Federal Home Loan Mortgage Corporation – 7.3%
215,389		Federal Home Loan Mortgage Corp. Pool A56495, 5.500%, 30 Year, 1/1/2037	233,602
111,119		Federal Home Loan Mortgage Corp. Pool A65290, 6.500%, 30 Year, 9/1/2037	122,834
2,000,000		Federal Home Loan Mortgage Corp. Pool A93090, 4.000%, 30 Year, 7/1/2040	2,093,900
1,200,001		Federal Home Loan Mortgage Corp. Pool A93951, 4.000%, 30 Year, 9/1/2040	1,257,606
1,199,999		Federal Home Loan Mortgage Corp. Pool A95704, 3.500%, 30 Year, 12/1/2040	1,234,162
394,154		Federal Home Loan Mortgage Corp. Pool A96406, 4.000%, 30 Year, 1/1/2041	413,075
444,269		Federal Home Loan Mortgage Corp. Pool C03424, 6.000%, 30 Year, 10/1/2039	486,161
131,005		Federal Home Loan Mortgage Corp. Pool G04468, 5.000%, 30 Year, 7/1/2038	140,477
5

Shares or Principal Amount			Value
$230,413		Federal Home Loan Mortgage Corp. Pool G08402, 5.000%, 30 Year, 6/1/2040	247,287
2,000,000		Federal Home Loan Mortgage Corp. Pool G08462, 3.500%, 30 Year, 10/1/2041	2,054,125
169,698		Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 3/1/2023	180,382
239,484		Federal Home Loan Mortgage Corp. Pool J14732, 4.000%, 15 Year, 3/1/2026	252,071
		TOTAL	8,715,682
		Federal National Mortgage Association – 0.3%
293,143		Federal National Mortgage Association Pool AD1998, 5.000%, 30 Year, 1/1/2040	315,172
		Government National Mortgage Association – 0.1%
28,165		Government National Mortgage Association Pool 002796, 7.000%, 30 Year, 8/20/2029	32,111
15,419		Government National Mortgage Association Pool 003040, 7.000%, 30 Year, 2/20/2031	17,614
37,677		Government National Mortgage Association Pool 003188, 6.500%, 30 Year, 1/20/2032	42,215
58,878		Government National Mortgage Association Pool 003239, 6.500%, 30 Year, 5/20/2032	66,002
		TOTAL	157,942
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $8,977,642)	9,188,796
		Purchased CALL Options – 0.0%
2,300,000		EURO PUT/USD CALL, Strike Price $1.15, Expiration Date 12/30/2011	9,430
2,300,000		GBP PUT/USD CALL, Strike Price $1.35, Expiration Date 12/30/2011	3,220
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $41,688)	12,650
		U.S. Treasury – 0.2%
82,530		U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2041	105,945
100,000		United States Treasury Bond, 3.750%, 8/15/2041	116,883
		TOTAL U.S. TREASURY (IDENTIFIED COST $199,779)	222,828
		MUTUAL FUND – 17.8%
3,309,223	[3]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $20,804,664)	21,079,751
		Repurchase Agreement – 7.6%
9,079,000		Interest in $3,810,000,000 joint repurchase agreement 0.09%, dated 9/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,810,028,575 on 10/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/20/2040 and the market value of those underlying securities was $3,924,329,433. (AT COST)	9,079,000
		TOTAL INVESTMENTS — 102.6% (IDENTIFIED COST $122,646,523)[4]	121,852,587
		OTHER ASSETS AND LIABILITIES - NET — (2.6)%[5]	(3,094,318)
		TOTAL NET ASSETS — 100%	$118,758,269
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2011, these restricted securities amounted to $3,509,327, which represented 3.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2011, these liquid restricted securities amounted to $3,509,327, which represented 3.0% of total net assets.
3	Affiliated holding.
4	At September 30, 2011, the cost of investments for federal tax purposes was $122,660,414. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from foreign currency exchange rates was $807,827. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,920,150 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,727,977.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2011.

6

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

7

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$28,945,401	$ —	$ —	$28,945,401
International	9,821,894	—	—	9,821,894
Preferred Stock
Domestic	10,411,353	1,153,263	—	11,564,616
International	2,135,019	—	—	2,135,019
Debt Securities:
Adjustable Rate Mortgage	—	79,271	—	79,271
Collateralized Mortgage Obligations	—	3,984,482	—	3,984,482
Corporate Bonds	—	13,299,083	—	13,299,083
Foreign Governments/Agencies	—	12,439,796	—	12,439,796
Mortgage-Backed Securities	—	9,188,796	—	9,188,796
U.S. Treasury	—	222,828	—	222,828
Purchased Call Options	—	12,650	—	12,650
Mutual Fund	21,079,751	—	—	21,079,751
Repurchase Agreement	—	9,079,000	—	9,079,000
TOTAL SECURITIES	$72,393,418	$49,459,169	$ —	$121,852,587

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Company

8

Federated High Income Bond Fund II

Portfolio of Investments

September 30, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 96.1%
		Aerospace/Defense – 1.4%
$425,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 10.50%, 11/1/2015	397,375
650,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	601,250
275,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	273,625
518,656	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	552,369
1,225,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	1,252,562
		TOTAL	3,077,181
		Automotive – 6.2%
250,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	242,500
325,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	333,125
500,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	455,000
315,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, Series 144A, 9.25%, 1/15/2017	329,175
475,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	459,562
450,000	[1,2]	Chrysler Group LLC, Sr. Secd. Note, Series 144A, 8.00%, 6/15/2019	353,250
925,000	[1,2]	Chrysler Group LLC, Sr. Secd. Note, Series 144A, 8.25%, 6/15/2021	716,875
425,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	435,625
100,000		Dana Holding Corp., Sr. Note, 6.50%, 2/15/2019	95,500
100,000		Dana Holding Corp., Sr. Note, 6.75%, 2/15/2021	95,500
1,225,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	1,145,375
250,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	263,125
400,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	424,496
250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 6.625%, 8/15/2017	260,831
1,950,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	2,134,098
250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	284,882
1,000,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	940,000
100,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 7.75%, 5/15/2018	89,500
300,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	265,500
100,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	105,500
175,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	180,469
540,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, Series 144A, 9.00%, 10/1/2018	556,200
475,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	439,375
625,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	640,625
450,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	438,750
150,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	151,500
350,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	348,250
1,100,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	1,024,375
		TOTAL	13,208,963
		Building Materials – 2.1%
100,000	[1]	American Standard Cos., Sr. Secd. Note, Series 144A, 10.75%, 1/15/2016	76,500
725,000		Associated Materials, Inc., Sr. Secd. Note, 9.125%, 11/1/2017	590,875
100,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	95,250
300,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	301,500
350,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	343,875
475,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	431,062
1,150,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	1,055,125
400,000	[1,2]	Nortek Holdings, Inc., Sr. Note, 10.00%, 12/1/2018	372,000
1

Principal Amount or Shares			Value
$750,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	607,500
750,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	615,000
		TOTAL	4,488,687
		Chemicals – 2.9%
325,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	341,250
225,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	226,125
775,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	643,250
475,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	350,312
700,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	647,500
500,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	481,250
400,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	417,000
500,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	345,000
300,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	328,500
450,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	366,750
450,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	439,875
625,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	668,750
450,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	475,875
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	264,797
250,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, Series 144A, 9.375%, 10/1/2015	219,375
		TOTAL	6,215,609
		Construction Machinery – 1.2%
175,000		Case New Holland, Sr. Note, Series WI, 7.875%, 12/1/2017	187,250
200,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	174,000
304,000		RSC Equipment Rental, Inc., Sr. Note, 9.50%, 12/1/2014	304,000
525,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	517,125
250,000	[1,2]	RSC Equipment Rental, Inc., Sr. Secd. Note, Series 144A, 10.00%, 7/15/2017	263,750
1,150,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,060,875
		TOTAL	2,507,000
		Consumer Products – 4.0%
675,000		Easton Bell Sports Inc., Sr. Secd. Note, 9.75%, 12/1/2016	708,750
625,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	640,625
315,000		Libbey Glass, Inc., Sr. Secd. Note, 10.00%, 2/15/2015	331,538
475,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	486,875
500,000	[1,2]	Scotts Miracle-Gro Co., Sr. Note, Series 144A, 6.625%, 12/15/2020	492,500
1,775,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,681,812
1,050,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	1,088,062
250,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	267,500
1,151,690		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	1,252,463
1,750,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	1,627,500
		TOTAL	8,577,625
		Energy – 6.1%
925,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	648,656
1,050,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	1,002,750
125,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	119,688
150,000		Brigham Exploration Co., Company Guarantee, 6.875%, 6/1/2019	147,000
775,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, Series 144A, 9.25%, 10/15/2020	662,625
825,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	924,000
950,000		Chaparral Energy Inc., Company Guarantee, 9.875%, 10/1/2020	954,750
925,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	971,250
2

Principal Amount or Shares			Value
$200,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	226,500
400,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	412,000
400,000	[1,2]	Compagnie Generale de Geophysique Veritas, Sr. Note, Series 144A, 6.50%, 6/1/2021	362,000
450,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	445,500
650,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	653,250
300,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	282,000
450,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	450,000
275,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	270,188
350,000		Denbury Resources, Inc., Sr. Sub. Note, 6.375%, 8/15/2021	341,250
249,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	262,695
700,000	[1,2]	Forbes Energy Services Ltd., Company Guarantee, Series 144A, 9.00%, 6/15/2019	651,000
775,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, Series 144A, 7.75%, 11/1/2015	784,687
300,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	301,500
225,000	[1,2]	Linn Energy LLC, Company Guarantee, Series 144A, 6.50%, 5/15/2019	208,125
400,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	414,000
650,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	643,500
225,000	[1,2]	Sesi LLC, Sr. Note, Series 144A, 6.375%, 5/1/2019	218,250
675,000	[1,2]	W&T Offshore, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	658,125
		TOTAL	13,015,289
		Entertainment – 1.2%
900,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	933,750
925,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	957,375
325,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	308,750
775,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
450,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	460,125
		TOTAL	2,660,000
		Financial Institutions – 6.0%
250,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	227,188
525,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	463,313
925,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	858,511
425,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	421,281
1,500,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,313,251
4,875,000	[1,2]	CIT Group, Inc., Sr. Secd. Note, Series 144A, 7.00%, 5/2/2017	4,734,844
150,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	133,531
150,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	130,712
250,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	245,625
600,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	597,750
1,975,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	1,989,812
1,800,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	1,669,500
		TOTAL	12,785,318
		Food & Beverage – 4.2%
900,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	891,000
850,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	864,875
500,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	518,750
450,000	[1,2]	Blue Merger Sub, Inc., Sr. Note, Series 144A, 7.625%, 2/15/2019	382,500
125,000		Darling International, Inc., Company Guarantee, 8.50%, 12/15/2018	135,313
1,000,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	947,500
850,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	864,875
1,650,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	1,711,875
3

Principal Amount or Shares			Value
$1,050,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	1,047,375
600,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	604,500
1,125,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	1,020,937
		TOTAL	8,989,500
		Gaming – 4.7%
617,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	600,033
450,000	[1,2]	Ameristar Casinos, Inc., Sr. Note, Series 144A, 7.50%, 4/15/2021	437,625
1,100,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	1,105,500
1,250,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,267,187
1,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	1,105,313
1,925,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	1,679,562
200,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	220,500
225,000		MGM Mirage, Inc., Sr. Secd. Note, 9.00%, 3/15/2020	234,844
875,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	848,750
325,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	325,000
600,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, Series 144A, 8.00%, 9/15/2013	589,500
825,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	821,700
150,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	151,500
725,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	717,750
		TOTAL	10,104,764
		Health Care – 9.3%
900,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	864,000
400,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	380,000
975,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	982,312
2,250,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	2,345,625
1,300,000	[1,2]	CDRT Merger Sub Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2019	1,209,000
1,075,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	1,066,937
375,000	[1,2]	DJO Finance LLC, Sr. Note, Series 144A, 7.75%, 4/15/2018	322,500
225,000	[1,2]	DJO Finance LLC, Sr. Sub. Note, Series 144A, 9.75%, 10/15/2017	189,000
675,000	[1,2]	ExamWorks Group Inc. , Sr. Unsecd. Note, Series 144A, 9.00%, 7/15/2019	634,500
425,000	[1,2]	Grifols SA, Sr. Note, Series 144A, 8.25%, 2/1/2018	427,125
950,000	[1,2]	HCA Holdings, Inc, Sr. Unsecd. Note, Series 144A, 7.75%, 5/15/2021	895,375
725,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	621,688
225,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	220,500
1,550,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,433,750
700,000	[1,2]	Iasis Healthcare, Sr. Note, Series 144A, 8.375%, 5/15/2019	570,500
675,000	[1,2]	Inventiv Health Inc., Sr. Note, Series 144A, 10.00%, 8/15/2018	597,375
1,300,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,293,500
200,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	207,250
300,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	307,500
1,075,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	1,080,375
250,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.778%, 6/1/2015	216,250
950,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	929,813
125,000	[1,2]	Universal Hospital Services, Inc., Sr. Secd. Note, Series 144A, 8.50%, 6/1/2015	122,344
1,795,625		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	1,786,647
1,225,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,130,062
		TOTAL	19,833,928
		Industrial - Other – 4.3%
550,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	547,250
4

Principal Amount or Shares			Value
$275,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	286,000
250,000	[1,2]	Atkore International, Inc., Sr. Secd. Note, Series 144A, 9.875%, 1/1/2018	227,500
500,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	542,500
525,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	527,625
700,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	675,500
675,000	[1,2]	Dynacast International LLC, Series 144A, 9.25%, 7/15/2019	614,250
875,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	879,375
650,000	[1,2]	International Wire Group Holdings, Inc., Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	641,875
1,150,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	1,098,250
750,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	648,750
375,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	371,250
650,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	510,250
825,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	794,062
550,000		The Hillman Group, Inc., Company Guarantee, 10.875%, 6/1/2018	547,250
250,000	[1,2]	The Hillman Group, Inc., Company Guarantee, Series 144A, 10.875%, 6/1/2018	248,750
102,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	106,590
		TOTAL	9,267,027
		Media - Cable – 1.2%
175,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	174,125
250,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	251,250
100,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	104,500
375,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	365,625
200,000	[1,2]	Charter Communications Holdings II, Sr. Note, Series 144A, 7.00%, 1/15/2019	194,500
825,000	[1,2]	Crown Media Holdings, Inc., Company Guarantee, Series 144A, 10.50%, 7/15/2019	820,875
625,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	678,125
		TOTAL	2,589,000
		Media - Non-Cable – 7.4%
475,000	[1,2]	AMC Networks, Inc., Sr. Note, Series 144A, 7.75%, 7/15/2021	489,250
1,125,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	840,938
850,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	873,375
125,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	127,500
850,000	[1,2]	Cumulus Media, Inc., Sr. Note, Series 144A, 7.75%, 5/1/2019	720,375
525,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	494,813
975,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	1,028,625
900,000	[1,2]	Houghton Mifflin Co., Sr. Secd. Note, Series 144A, 10.50%, 6/1/2019	643,500
1,575,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	17,719
300,000		Intelsat Bermuda, Ltd., Company Guarantee, 11.50%, 2/4/2017	258,750
450,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	441,000
600,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.25%, 4/1/2019	558,000
525,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.50%, 4/1/2021	489,563
1,150,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	1,175,875
275,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	276,375
925,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	913,437
300,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	296,250
1,075,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	1,166,375
50,000	[1,2]	MDC Partners, Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	53,750
981,391		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	937,228
350,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	334,250
250,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	256,250
5

Principal Amount or Shares			Value
$650,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	599,625
1,050,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,050,000
1,625,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,629,062
275,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	279,125
		TOTAL	15,951,010
		Metals & Mining – 0.1%
750,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	75
625,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
525,000		Aquilex Holdings, Company Guarantee, 11.125%, 12/15/2016	233,625
		TOTAL	233,700
		Packaging & Containers – 3.7%
775,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	701,375
325,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	277,875
350,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	369,250
897,502		Bway Holding Co., Sr. Unsecd. Note, 10.125%, 11/1/2015	870,577
200,000	[1,2]	Crown Americas, LLC, Sr. Note, Series 144A, 6.25%, 2/1/2021	201,000
650,000		Graham Packaging Co., Company Guarantee, 8.25%, 1/1/2017	657,312
50,000		Graham Packaging Co., Company Guarantee, 8.25%, 10/1/2018	50,500
125,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	130,625
775,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	763,375
775,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.75%, 5/15/2018	658,750
300,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	256,500
950,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.875%, 8/15/2019	840,750
200,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	187,000
450,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 8.50%, 10/15/2016	453,375
900,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2021	715,500
700,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	708,750
		TOTAL	7,842,514
		Paper – 0.7%
300,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	283,500
100,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	99,750
175,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	192,719
225,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	241,875
200,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	206,000
475,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	463,125
		TOTAL	1,486,969
		Restaurants – 1.5%
1,250,000		DineEquity Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	1,246,875
1,125,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	1,110,938
850,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.847%, 3/15/2014	760,750
		TOTAL	3,118,563
		Retailers – 5.0%
625,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	584,375
225,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	249,750
750,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	791,250
1,150,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	856,750
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	232,500
1,200,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,050,000
1,150,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,155,750
6

Principal Amount or Shares			Value
$550,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	577,500
1,425,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	1,478,437
1,750,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,623,125
625,000		Toys 'R' Us, Inc., Company Guarantee, Series WI, 10.75%, 7/15/2017	664,063
925,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	920,375
600,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	513,000
		TOTAL	10,696,875
		Services – 1.6%
925,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	948,125
425,000		Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	464,313
1,200,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,242,000
725,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	685,125
		TOTAL	3,339,563
		Technology – 12.4%
800,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	788,000
1,000,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	915,000
850,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	858,500
1,850,000	[1,2]	CDW Escrow Corp., Sr. Note, Series 144A, 8.50%, 4/1/2019	1,637,250
225,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	216,000
100,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	83,000
925,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	906,500
1,300,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	1,313,000
950,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 6/1/2021	857,375
975,000	[1,2]	Eagle Parent, Inc., Sr. Note, Series 144A, 8.625%, 5/1/2019	887,250
125,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	130,625
250,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	261,250
325,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	258,375
850,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	675,750
575,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	577,875
1,075,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,109,937
1,125,000		GXS WORLDWIDE INC., Sr. Secd. Note, 9.75%, 6/15/2015	1,085,625
925,000	[1,2]	IGATE Capital Corp., Sr. Note, Series 144A, 9.00%, 5/1/2016	864,875
825,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	891,000
450,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	448,875
725,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	764,875
1,125,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	1,063,125
825,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	874,500
900,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	922,500
1,100,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	874,500
390,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	395,850
200,000	[1,2]	Seagate Technology HDD Holdings, Company Guarantee, Series 144A, 7.75%, 12/15/2018	197,000
975,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	975,000
250,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series 144A, 7.00%, 11/1/2021	231,250
775,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 11.50%, 7/15/2018	693,625
450,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	448,875
750,000	[1,2]	Spansion, Inc., Company Guarantee, Series 144A, 7.875%, 11/15/2017	738,750
750,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	770,625
200,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	209,500
275,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	257,125
7

Principal Amount or Shares			Value
$1,150,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,167,250
250,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	233,750
1,075,000	[1,2]	Syniverse Holdings, Inc., Sr. Note, Series 144A, 9.125%, 1/15/2019	1,058,875
		TOTAL	26,643,037
		Transportation – 0.9%
825,000		Avis Budget Group, Inc., Company Guarantee, 8.25%, 1/15/2019	759,000
300,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	298,500
425,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	387,813
500,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	480,000
70,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	70,350
		TOTAL	1,995,663
		Utility - Electric – 1.6%
800,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	768,000
500,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	337,500
219,015	[1,2]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	213,918
675,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	641,250
275,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.625%, 5/15/2019	251,625
450,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.875%, 5/15/2021	414,000
125,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2018	116,875
925,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	351,500
425,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	342,125
		TOTAL	3,436,793
		Utility - Natural Gas – 3.0%
1,175,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	1,210,250
1,250,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,290,625
250,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	213,750
625,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	620,312
1,125,000		Inergy LP, Company Guarantee, 6.875%, 8/1/2021	1,029,375
350,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	357,000
375,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	407,813
300,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	310,500
750,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	746,250
250,000		Suburban Propane Partners LP, Sr. Note, 7.375%, 3/15/2020	251,250
		TOTAL	6,437,125
		Wireless Communications – 3.2%
450,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	497,250
425,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	403,750
375,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	358,125
725,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	688,750
975,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	860,437
400,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	390,000
1,350,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	1,285,875
1,950,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,686,750
750,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	648,750
		TOTAL	6,819,687
		Wireline Communications – 0.2%
250,000	[1,2]	Level 3 Communications, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 7/1/2019	221,563
8

Principal Amount or Shares			Value
$125,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	130,625
		TOTAL	352,188
		TOTAL CORPORATE BONDS (IDENTIFIED COST $214,390,339)	205,673,578
		COMMON STOCKS – 0.1%
		Automotive – 0.1%
9,506	[3]	General Motors Co.	191,831
2,400,000	[1,3]	General Motors Co. Escrow Shares	30,000
		TOTAL	221,831
		Metals & Mining – 0.0%
23,013	[1,3,5]	Royal Oak Mines, Inc.	0
		Other – 0.0%
71	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,553,587)	221,831
		WARRANTS – 0.1%
		Automotive – 0.1%
8,641	[3]	General Motors Co., Warrants	100,582
8,641	[3]	General Motors Co., Warrants	68,523
		TOTAL WARRANTS (IDENTIFIED COST $1,021,813)	169,105
		PREFERRED STOCKS – 0.2%
		Financial Institutions – 0.2%
700	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $220,345)	468,803
		Repurchase Agreement – 1.4%
3,017,000		Interest in $3,810,000,000 joint repurchase agreement 0.09%, dated 9/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,810,028,575 on 10/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/20/2040 and the market value of those underlying securities was $3,924,329,433. (AT COST)	3,017,000
		TOTAL INVESTMENTS — 97.9% (IDENTIFIED COST $220,203,084)[6]	209,550,317
		OTHER ASSETS AND LIABILITIES - NET — 2.1%[7]	4,566,540
		TOTAL NET ASSETS — 100%	$214,116,857
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2011, these restricted securities amounted to $72,074,789, which represented 33.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2011, these liquid restricted securities amounted to $71,367,039, which represented 33.3% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2011, is as follows:
Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 – 3/25/2008	$583,830	$601,250
American Standard Cos., Sr. Secd. Note, Series 144A, 10.75%, 1/15/2016	1/13/2011	$100,000	$76,500
CVC Claims Litigation LLC	3/26/1997 – 6/18/1997	$590,616	$0
General Motors Co. Escrow Shares	4/21/2011	$60,000	$30,000
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$737,477	$0
Royal Oak Mines, Inc.	2/24/1999	$2,557	$0

3	Non-income producing security.
4	Issuer in default.

9

5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	At September 30, 2011, the cost of investments for federal tax purposes was $219,654,865. The net unrealized depreciation of investments for federal tax purposes was $10,104,548. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,929,962 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,034,510.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

10

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds[1]	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$205,673,503	$75	$205,673,578
Equity Securities:
Common Stock
Domestic	191,831	30,000	0	221,831
International	—	—	0	0
Warrants	169,105	—	—	169,105
Preferred Stock
Domestic	—	468,803	—	468,803
Repurchase Agreement	—	3,017,000	—	3,017,000
TOTAL SECURITIES	$360,936	$209,189,306	$75	$209,550,317

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Corporate Bond Securities	Investments in Common Stock — Domestic Securities	Investments in Common Stock — International Securities
Balance as of January 1, 2011	$0	$0	$544
Change in unrealized appreciation/depreciation	(4,820)	—	(544)
(Sales)	(49)	—	—
Transfers into Level 3	4,944[1]	—	—
Balance as of September 30, 2011	$75	$0	$0
The total change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2011.	$(4,820)	$ —	$(544)
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfers shown represent the value of the securities at the beginning of the period.
11

Federated Kaufmann Fund II

Portfolio of Investments

September 30, 2011 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 95.9%
		Consumer Discretionary – 12.5%
10,700		Abercrombie & Fitch Co., Class A	658,692
33,800		Bharat Forge Ltd.	182,968
41,338		Cia Hering	690,561
30,400		Ctrip.com International Ltd., ADR	977,664
569,370	[1]	Genting Singapore PLC	661,673
335,000	[1]	L'Occitane International SA	675,499
33,000	[1]	Las Vegas Sands Corp.	1,265,220
39,800	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	330,738
47,001		National CineMedia, Inc.	681,984
3,600	[1]	O'Reilly Automotive, Inc.	239,868
35,400	[1]	Penn National Gaming, Inc.	1,178,466
567,000	[1]	Prada Holding SpA	2,353,566
600	[1]	Priceline.com, Inc.	269,676
4,450		Ralph Lauren Corp.	577,165
86,027	[1]	Restoque Comercio e Confeccoes de Roupas SA	953,949
1,544,545	[1]	Samsonite International SA	2,155,131
14,476	[1]	Shutterfly, Inc.	596,122
7,700	[1]	SodaStream International Ltd.	254,485
10,000		Starwood Hotels & Resorts Worldwide, Inc.	388,200
14,900	[1,2]	Vera Bradley, Inc.	537,145
4,900		Wynn Resorts Ltd.	563,892
47,057	[1]	Yoox SpA	602,000
		TOTAL	16,794,664
		Consumer Staples – 1.2%
66,696		Almacenes Exito SA	793,440
22,800	[1]	Darling International, Inc.	287,052
7,600	[1]	TreeHouse Foods, Inc.	469,984
10,107	[1]	United Breweries Co., Inc.	76,137
		TOTAL	1,626,613
		Energy – 2.8%
5,954		Canadian Natural Resources Ltd.	174,274
7,450	[1]	Concho Resources, Inc.	529,993
12,200	[1]	Dresser-Rand Group, Inc.	494,466
8,800		EOG Resources, Inc.	624,888
1,900		National-Oilwell, Inc.	97,318
12,895		Pioneer Natural Resources, Inc.	848,104
38,525		Suncor Energy, Inc.	980,076
		TOTAL	3,749,119
		Financials – 15.4%
10,271		BlackRock, Inc.	1,520,211
49,700	[1]	CB Richard Ellis Services, Inc.	668,962
555,422	[1]	CETIP SA	6,941,852
292,000	[1,3,4]	CITIC Securities Co., Ltd.	498,703
255,000		Chimera Investment Corp.	706,350
198,700	[1]	Fibra Uno Administracion SA	329,532
1

Shares or Principal Amount			Value
150,000		Housing Development Finance Corp. Ltd.	1,939,646
49,900		Invesco Ltd.	773,949
58,586		J.P. Morgan Chase & Co.	1,764,610
58,756		LPS Brasil Cons De Imoveis	942,159
40,678		Multiplan Empreendimentos Imobiliarios SA	753,957
573,256		PT Bank Central Asia	493,956
91,803		Power Finance Corp.	276,545
69,900		Wells Fargo & Co.	1,685,988
41,200		Willis Group Holdings PLC	1,416,044
		TOTAL	20,712,464
		Health Care – 18.6%
144,406	[1]	Alkermes, Inc.	2,203,635
12,600		Allergan, Inc.	1,037,988
36,450	[1]	Allscripts Healthcare Solutions, Inc.	656,829
25,300	[1]	Amarin Corporation PLC., ADR	232,760
84,075	[1]	Amil Participacoes SA	748,973
43,873	[1]	Anadys Pharmaceuticals, Inc.	40,341
33,750		Aurobindo Pharma Ltd.	84,058
63,700	[1]	Biocon Ltd.	438,344
10,300	[1]	Biogen Idec, Inc.	959,445
25,000	[1]	Boston Scientific Corp.	147,750
780,300	[1]	CFR Pharmaceuticals SA	168,163
8,800	[1,3,4]	CFR Pharmaceuticals SA, ADR	189,200
34,736	[1]	Conceptus, Inc.	363,686
49,676	[1]	Corcept Therapeutics, Inc.	153,996
31,122	[1]	Corcept Therapeutics, Inc.	96,478
107,100	[1]	Cubist Pharmaceuticals, Inc.	3,782,772
94,180	[1]	Dexcom, Inc.	1,130,160
28,811		Dishman Pharmaceuticals & Chemicals Ltd.	33,509
386,264	[1]	Dyax Corp.	486,693
2,795	[1]	Edwards Lifesciences Corp.	199,228
75,600	[1,2]	ExamWorks Group, Inc.	769,608
71,700	[1]	Express Scripts, Inc., Class A	2,657,919
56,700	[1,2]	Insulet Corp.	865,242
38,600	[1]	Mylan Laboratories, Inc.	656,200
73,500	[1]	Nektar Therapeutics	356,475
127,431	[1]	Progenics Pharmaceuticals, Inc.	731,454
135,821	[1]	Protalix Biotherapeutics, Inc.	624,777
5,434	[1]	Regeneron Pharmaceuticals, Inc.	316,259
76,100	[1]	Repligen Corp.	248,847
2,514	[1]	Salix Pharmaceuticals Ltd.	74,414
78,200	[1,2]	Seattle Genetics, Inc.	1,490,492
187,950		Shandong Weigao Group Medical Polymer Co., Ltd.	209,978
6,294	[1]	Threshold Pharmaceuticals, Inc.	9,063
164,922	[1]	Vical, Inc.	409,007
25,800	[1]	Vivus, Inc.	208,206
73,984	[1]	Warner Chilcott PLC	1,057,971
17,250	[1]	Watson Pharmaceuticals, Inc.	1,177,312
		TOTAL	25,017,232
2

Shares or Principal Amount			Value
		Industrials – 18.5%
11,000		3M Co.	789,690
12,599		Aggreko PLC	318,178
4,627	[1]	Atlas Air Worldwide Holdings, Inc.	154,033
2,508		C.H. Robinson Worldwide, Inc.	171,723
32,100		CLARCOR, Inc.	1,328,298
8,600		Caterpillar, Inc.	635,024
22,876	[1]	China Ming Yang Wind Power Group Ltd., ADR	60,621
18,000	[1]	CoStar Group, Inc.	935,460
25,628		Cummins, Inc.	2,092,783
33,293	[2]	Danaher Corp.	1,396,308
58,442		Expeditors International Washington, Inc.	2,369,823
27,653		FedEx Corp.	1,871,555
8,137	[1]	IHS, Inc., Class A	608,729
19,900	[1]	Kansas City Southern Industries, Inc.	994,204
15,500		Localiza Rent A Car SA	205,265
12,817		MSC Industrial Direct Co.	723,648
123,917		Max India Ltd.	474,484
5,000		Norfolk Southern Corp.	305,100
71,300	[1]	Owens Corning, Inc.	1,545,784
13,500		Precision Castparts Corp.	2,098,710
12,400	[1]	RPX Corp.	256,804
7,600		Rockwell Collins	400,976
14,991	[1]	Teledyne Technologies, Inc.	732,460
11,685		Union Pacific Corp.	954,314
22,200		United Technologies Corp.	1,561,992
44,560	[1]	Verisk Analytics, Inc.	1,549,351
24,620	[1]	Wesco Aircraft Holdings, Inc.	269,097
		TOTAL	24,804,414
		Information Technology – 19.1%
9,844	[1,2]	21Vianet Group, Inc., ADR	97,652
127,833	[1]	Amadeus IT Holding SA	2,052,073
8,951	[1]	Apple, Inc.	3,411,942
16,000	[1,2]	Asiainfo Holdings, Inc.	118,080
107,600	[1]	Atmel Corp.	868,332
40,200	[1]	Avago Technologies Ltd.	1,317,354
5,640	[1]	BMC Software, Inc.	217,478
63,171	[1]	Camelot Information Systems, Inc., ADR	169,298
15,200	[1]	Check Point Software Technologies Ltd.	801,952
14,900	[1]	Citrix Systems, Inc.	812,497
70,462	[1]	Comverse Technology, Inc.	495,348
16,000	[1]	Cypress Semiconductor Corp.	239,520
6,108	[1]	Demand Media, Inc.	48,864
66,900	[1]	EMC Corp.	1,404,231
9,900	[1]	eBay, Inc.	291,951
5,050	[1]	Google, Inc.	2,597,619
1,956	[1]	hiSoft Technology International Ltd., ADR	17,193
44,872	[1]	Intralinks Holdings, Inc.	336,989
26,100	[1]	LivePerson, Inc.	259,695
19,353	[1]	Magnachip Semiconductor Corp.	130,052
3

Shares or Principal Amount			Value
13,639	[1,3,4]	Mail.RU Group Ltd., Series 144A, GDR	398,941
3,000	[1]	Mellanox Technologies Ltd.	93,660
93,450	[1]	Microsemi Corp.	1,493,331
49,000	[1]	NCR Corp.	827,610
53,146	[1]	NIC, Inc.	608,522
81,824	[1]	NXP Semiconductors NV	1,155,355
16,600	[1]	NetApp, Inc.	563,404
144,800	[1]	ON Semiconductor Corp.	1,038,216
16,750		Qualcomm, Inc.	814,553
16,000	[1]	RADWARE Ltd.	345,440
21,753	[1]	RDA Microelectronics, Inc., ADR	183,813
3,500	[1]	RealPage, Inc.	71,575
14,824	[1]	Rubicon Technology, Inc.	162,026
74,750	[1]	TNS, Inc.	1,405,300
12,488		Totvs SA	212,533
15,163	[1]	VistaPrint Ltd.	409,856
7,700	[1]	Yandex NV	157,157
		TOTAL	25,629,412
		Materials – 6.1%
18,200		BASF SE	1,104,286
20,000		Eastman Chemical Co.	1,370,600
89,534	[1]	Greatview Aseptic Packaging Company Ltd.	25,876
877,993		Huabao International Holdings Ltd.	715,714
1,838,799		Lee & Man Paper Manufacturing Ltd.	622,532
1,148,187	[1]	Mongolian Mining Corp.	1,024,896
3,500	[1]	Mosaic Co./The	171,395
8,300		Potash Corp. of Saskatchewan, Inc.	358,726
12,919		Praxair, Inc.	1,207,668
44,700	[1,2]	STR Holdings, Inc.	362,517
25,520		Sociedad Quimica Y Minera de Chile, ADR	1,220,111
		TOTAL	8,184,321
		Telecommunication Services – 0.8%
66,389	[1]	TW Telecom, Inc.	1,096,746
		Utilities – 0.9%
14,800		ITC Holdings Corp.	1,145,964
		TOTAL COMMON STOCKS (IDENTIFIED COST $123,374,026)	128,760,949
		WARRANTS – 0.1%
		Health Care – 0.1%
5,034	[1]	Alexza Pharmaceuticals, Inc., Warrants	5,187
1,900	[1]	Clinical Data, Inc., Warrants	0
17,387	[1]	Corcept Therapeutics, Inc., Warrants	30,347
7,909	[1]	Cyclacel Pharmaceuticals, Inc., Warrants	22
71,998	[1]	Dynavax Technologies Corp., Warrants	67,469
12,443	[1]	Favrille, Inc., Warrants	0
288	[1]	IntelliPharmaCeutics International, Inc., Warrants	0
32,007	[1]	Threshold Pharmaceuticals, Inc., Warrants	20,129
		TOTAL WARRANTS (IDENTIFIED COST $17,096)	123,154
4

Shares or Principal Amount			Value
		Corporate Bonds – 0.5%
		Health Care – 0.5%
$370,000		Insulet Corp., Conv. Bond, 3.75%, 6/15/2016	339,224
330,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	353,846
		TOTAL	693,070
		Information Technology – 0.0%
265,000	[3,4]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	15,900
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,025,467)	708,970
		Preferred Stocks – 0.5%
		Energy – 0.5%
89,139	[1,3,4]	Credit Lyonnaise, PERCS, Series 144A (IDENTIFIED COST $565,221)	606,547
		Repurchase Agreements – 3.7%
$1,490,000		Interest in $3,810,000,000 joint repurchase agreement 0.09%, dated 9/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,810,028,575 on 10/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/20/2040 and the market value of those underlying securities was $3,924,329,433.	1,490,000
3,498,000		Interest in $3,810,000,000 joint repurchase agreement 0.09%, dated 9/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,810,028,575 on 10/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/20/2040 and the market value of those underlying securities was $3,924,329,433 (purchased with proceeds from securities lending collateral).	3,498,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	4,988,000
		TOTAL INVESTMENTS — 100.7% (IDENTIFIED COST $129,969,810)[5]	135,187,620
		OTHER ASSETS AND LIABILITIES - NET — (0.7)%[6]	(987,871)
		TOTAL NET ASSETS — 100%	$134,199,749

At September 30, 2011, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver/ Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
10/3/2011	20,203 Brazilian Real	$10,886	$(141)
10/4/2011	105,058 Brazilian Real	$56,045	$(171)
10/6/2011	3,883,910 Hong Kong Dollar	$498,548	$195
Contracts Sold:
10/3/2011	25,689 Brazilian Real	$13,842	$179
10/4/2011	64,173 Brazilian Real	$34,235	$105
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS		$167

Net Unrealized Appreciation/Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities-Net.”

5

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of September 30, 2011, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$3,286,056	$3,498,000
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2011, these restricted securities amounted to $1,709,291, which represented 1.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2011, these liquid restricted securities amounted to $1,709,291, which represented 1.3% of total net assets.
5	At September 30, 2011, the cost of investments for federal tax purposes was $129,969,810. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $5,217,810. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,953,141 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,735,331.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
6

  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$85,826,523	$ —	$ —	$85,826,523
International	25,515,734[1]	17,418,692[2]	—	42,934,426
Preferred Stock
International	—	606,547	—	606,547
Debt Securities:
Corporate Bonds	—	708,970	—	708,970
Warrants	—	123,154	—	123,154
Repurchase Agreements	—	4,988,000	—	4,988,000
TOTAL SECURITIES	$111,342,257	$23,845,363	$ —	$135,187,620
OTHER FINANCIAL INSTRUMENTS*	$167	$ —	$ —	$167
1	Includes $16,193,298 of securities transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Includes $60,820 of a security transferred from Level 1 to Level 2 because a fair value factor was applied to an equity security traded principally in a foreign market to account for significant post market close activity. Transfers shown represent the value of the security at the beginning of the period.
*	Other financial instruments include foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in International Equity Securities
Balance as of January 1, 2011	$6,550
Realized gain	6,027
Change in unrealized appreciation (depreciation)	(6,550)
(Sales)	(6,027)
Balance as of September 30, 2011	$ -
The total change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2011.	$ -

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
PERCS	— Preferred Equity Redemption Cumulative Stock

7

Federated Prime Money Fund II

Portfolio of Investments

September 30, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 3.0%
		Finance - Automotive – 2.9%
$1,478,662	[1,2]	SMART Series 2011-2US Trust, Class A1, 0.365%, 7/14/2012	1,478,662
1,270,132		Santander Drive Auto Receivables Trust 2011-2, Class A1, 0.286%, 6/15/2012	1,270,132
3,000,000		Santander Drive Auto Receivables Trust 2011-3, Class A1, 0.372%, 9/17/2012	3,000,000
372,566		World Omni Automobile Lease Securitization Trust 2011-A, Class A1, 0.301%, 4/16/2012	372,566
		TOTAL	6,121,360
		Finance - Equipment – 0.1%
134,110	[1,2]	Macquarie Equipment Funding Trust 2011-A, Class A1, 0.432%, 3/20/2012	134,110
		TOTAL ASSET-BACKED SECURITIES	6,255,470
		Certificates of Deposit – 33.2%
		Finance - Banking – 33.2%
8,000,000		BNP Paribas SA, 0.400% - 0.500%, 10/28/2011 - 11/9/2011	8,000,000
4,000,000		Bank of Montreal, 0.230%, 11/14/2011	4,000,000
4,000,000	[3]	Bank of Montreal, 0.325%, 10/26/2011	4,000,000
2,000,000	[3]	Bank of Montreal, 0.379%, 10/14/2011	2,000,000
10,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.320%, 12/2/2011 - 12/12/2011	10,000,000
4,000,000		Barclays Bank PLC, 0.390%, 11/1/2011	4,000,000
750,000		Barclays Bank PLC, 0.810%, 1/25/2012	750,000
1,000,000		Caisse des Depots et Consignations (CDC), 0.670%, 1/10/2012	1,000,028
8,000,000		Deutsche Bank AG, 0.450%, 1/23/2012	8,000,000
2,000,000		KBC Bank N.V., 0.835%, 10/28/2011	2,000,023
9,000,000		Mizuho Corporate Bank Ltd., 0.260% - 0.300%, 10/7/2011 - 11/1/2011	9,000,000
3,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.315%, 10/12/2011	3,000,000
5,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.310%, 10/18/2011	5,000,000
8,000,000		Societe Generale, Paris, 0.300% - 0.330%, 10/18/2011 - 10/24/2011	8,000,000
1,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.330%, 10/17/2011	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	69,750,051
		Collateralized Loan Agreements – 16.0%
		Finance - Banking – 16.0%
5,000,000		Barclays Capital, Inc., 0.456%, 10/19/2011	5,000,000
3,500,000		Citigroup Global Markets, Inc., 0.480%, 10/3/2011	3,500,000
10,000,000		Credit Suisse First Boston LLC, 0.335% - 0.345%, 10/20/2011 - 10/26/2011	10,000,000
2,000,000		Deutsche Bank Securities, Inc., 0.487%, 10/3/2011	2,000,000
3,000,000		J.P. Morgan Securities LLC, 0.558%, 12/20/2011	3,000,000
1,000,000	[3]	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.680%, 10/3/2011	1,000,000
4,000,000	[3]	RBS Securities, Inc., 0.480%, 10/3/2011	4,000,000
5,000,000		Wells Fargo Securities, LLC, 0.355%, 10/24/2011	5,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	33,500,000
		Commercial Paper – 24.5%[4]
		Aerospace/Auto – 0.9%
1,000,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.350%, 10/27/2011	999,747
1,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.360%, 10/3/2011	999,980
		TOTAL	1,999,727
		Consumer Products – 0.7%
450,000		Clorox Co., 0.350%, 10/24/2011	449,900
1,000,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 0.390%, 10/3/2011	999,978
		TOTAL	1,449,878
1

Principal Amount			Value
		Electric Power – 0.5%
$1,000,000		Virginia Electric & Power Co., 0.350%, 10/27/2011	999,747
		Finance - Automotive – 1.4%
3,000,000		FCAR Owner Trust, (A1+/P1 Series), 0.351%, 1/3/2012	2,997,258
		Finance - Banking – 8.1%
5,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.501%, 1/4/2012	4,993,403
2,000,000	[1,2]	Danske Corp., Inc., 0.280%, 10/3/2011	1,999,969
5,000,000		ING (U.S.) Funding LLC, 0.210% - 0.360%, 10/11/2011 - 12/21/2011	4,998,957
2,000,000	[1,2]	Matchpoint Master Trust, 0.300%, 10/19/2011	1,999,700
3,000,000		Natixis, 0.400%, 10/3/2011	2,999,933
		TOTAL	16,991,962
		Finance - Commercial – 6.7%
10,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.451% - 0.551%, 11/7/2011 - 11/22/2011	9,994,048
4,000,000	[1,2]	Versailles Commercial Paper LLC, 0.700%, 10/20/2011	3,998,522
		TOTAL	13,992,570
		Finance - Retail – 5.7%
10,000,000	[1,2]	Barton Capital LLC, 0.750% - 0.780%, 10/20/2011 - 10/28/2011	9,995,096
2,000,000	[1,2]	Salisbury Receivables Company LLC, 0.320%, 11/16/2011	1,999,182
		TOTAL	11,994,278
		Machinery/Equipment/Auto – 0.5%
1,000,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. SA), 0.350%, 10/5/2011	999,961
		TOTAL COMMERCIAL PAPER	51,425,381
		Corporate Bonds – 5.1%
		Finance - Commercial – 5.1%
800,000		General Electric Capital Corp., 4.250%, 6/15/2012	821,182
3,500,000		General Electric Capital Corp., 5.000%, 11/15/2011	3,519,809
545,000		General Electric Capital Corp., 5.250%, 10/19/2012	569,650
1,735,000		General Electric Capital Corp., 5.500%, 11/15/2011	1,745,686
2,000,000		General Electric Capital Corp., 5.875%, 2/15/2012	2,039,456
1,924,000		General Electric Capital Corp., 6.000%, 6/15/2012	1,998,131
		TOTAL CORPORATE BONDS	10,693,914
		Government Agencies – 0.5%[4]
		Federal Home Loan Bank System Discount Notes – 0.2%
400,000		Federal Home Loan Bank System, 0.000%, 10/7/2011	399,999
		Federal Home Loan Mortgage Corp. Discount Notes – 0.2%
400,000		Federal Home Loan Mortgage Corp., 0.000%, 10/11/2011	399,997
		Federal National Mortgage Association Discount Notes – 0.1%
300,000		Federal National Mortgage Association, 0.000%, 10/5/2011	299,999
		TOTAL GOVERNMENT AGENCIES	1,099,995
		Notes — Variable – 8.0%[3]
		Finance - Banking – 8.0%
3,710,000		Abraham Joshua Heschel School, (Series 2010), (TD Bank, N.A. LOC), 0.240%, 10/6/2011	3,710,000
3,450,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.220%, 10/6/2011	3,450,000
5,450,000		JPMorgan Chase Bank, N.A., 0.277%, 10/28/2011	5,450,000
255,000		Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003 — B), (Fulton Bank LOC), 1.800%, 10/6/2011	255,000
1,490,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 0.470%, 10/7/2011	1,490,000
775,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.230%, 10/5/2011	775,000
775,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.240%, 10/5/2011	775,000
960,000		Pinellas County, FL Health Facility Authority, (Series 2006A), (SunTrust Bank LOC), 0.260%, 10/3/2011	960,000
		TOTAL NOTES — VARIABLE	16,865,000
2

Principal Amount		Value
	U.S. Treasury Note – 1.0%
$2,000,000	United States Treasury, 0.750%, 11/30/2011	2,001,463
	Repurchase Agreements – 8.3%
13,480,000	Interest in $3,810,000,000 joint repurchase agreement 0.09%, dated 9/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,810,028,575 on 10/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/20/2040 and the market value of those underlying securities was $3,924,329,433.	13,480,000
4,000,000	Interest in $1,400,000,000 joint repurchase agreement 0.03%, dated 9/30/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,400,003,500 on 10/3/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2021 and the market value of those underlying securities was $1,428,001,187.	4,000,000
	TOTAL REPURCHASE AGREEMENTS	17,480,000
	TOTAL INVESTMENTS — 99.6% (AT AMORTIZED COST)[5]	209,071,274
	OTHER ASSETS AND LIABILITIES - NET — 0.4%[6]	833,318
	TOTAL NET ASSETS — 100%	$209,904,592
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2011, these restricted securities amounted to $40,592,358, which represented 19.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2011, these liquid restricted securities amounted to $40,592,358, which represented 19.3% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
IDA	— Industrial Development Authority
LOC	— Letter of Credit
3

Federated Quality Bond Fund II

Portfolio of Investments

September 30, 2011 (unaudited)

Principal Amount			Value
		Corporate Bonds – 89.6%
		Basic Industry - Chemicals – 1.7%
$500,000		Du Pont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	564,345
320,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	391,751
300,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	339,884
410,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	418,549
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	895,007
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,443,809
900,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	974,668
395,000		Rohm & Haas Co., 6.00%, 9/15/2017	454,372
		TOTAL	5,482,385
		Basic Industry - Metals & Mining – 3.3%
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	972,154
750,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	946,457
100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	100,629
300,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	286,521
2,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	2,061,129
80,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	69,483
770,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	936,732
850,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	849,436
1,020,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	976,650
700,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	646,487
730,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	731,369
435,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	521,107
1,430,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,643,126
		TOTAL	10,741,280
		Basic Industry - Paper – 1.3%
640,000		International Paper Co., Bond, 7.30%, 11/15/2039	719,475
1,000,000		International Paper Co., Sr. Unsecd. Note, 7.95%, 6/15/2018	1,158,513
460,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	464,966
350,000		Westvaco Corp., 7.65%, 3/15/2027	385,394
1,300,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,423,028
		TOTAL	4,151,376
		Capital Goods - Aerospace & Defense – 0.5%
500,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	542,500
690,000		Goodrich Corp., 4.875%, 3/1/2020	776,359
430,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	381,547
		TOTAL	1,700,406
		Capital Goods - Building Materials – 1.1%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	604,500
2,620,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	3,054,823
		TOTAL	3,659,323
		Capital Goods - Diversified Manufacturing – 1.5%
360,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	367,727
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,211,177
500,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	614,951
1,190,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	1,246,932

Principal Amount			Value
$1,910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,461,150
		TOTAL	4,901,937
		Capital Goods - Environmental – 0.3%
770,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	874,670
		Capital Goods - Packaging – 0.2%
650,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	742,591
		Communications - Media & Cable – 0.6%
1,090,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,156,295
100,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	97,898
775,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	860,267
		TOTAL	2,114,460
		Communications - Media Noncable – 1.0%
1,250,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	1,367,525
290,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	331,325
530,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	576,776
1,100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	1,180,775
		TOTAL	3,456,401
		Communications - Telecom Wireless – 1.8%
500,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	501,761
4,300,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	4,749,346
720,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	781,652
		TOTAL	6,032,759
		Communications - Telecom Wirelines – 1.8%
2,000,000		CenturyLink, Inc., Sr. Note, 6.15%, 9/15/2019	1,859,204
1,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,213,321
240,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	229,967
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	253,063
905,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	1,077,995
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,206,258
		TOTAL	5,839,808
		Consumer Cyclical - Automotive – 1.5%
575,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.625%, 9/15/2016	565,331
420,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144a, 3.875%, 3/15/2016	436,238
990,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	1,062,582
505,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	567,413
1,860,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	1,966,243
420,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	411,001
		TOTAL	5,008,808
		Consumer Cyclical - Entertainment – 1.7%
1,000,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	1,140,426
1,890,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	2,072,642
450,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	500,553
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	557,800
800,000		Time Warner, Inc., Deb., 8.375%, 3/15/2023	1,031,989
205,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	208,099
		TOTAL	5,511,509
		Consumer Cyclical - Lodging – 0.6%
950,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,042,541
930,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	974,401
		TOTAL	2,016,942

Principal Amount			Value
		Consumer Cyclical - Retailers – 1.1%
$1,489,140	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,604,331
480,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	574,860
530,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	519,400
370,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	384,813
350,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.625%, 4/15/2041	432,151
		TOTAL	3,515,555
		Consumer Cyclical - Services – 0.4%
250,000		Boston University, 7.625%, 7/15/2097	325,065
330,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	327,243
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	352,749
370,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	425,230
		TOTAL	1,430,287
		Consumer Non-Cyclical - Food/Beverage – 1.2%
900,000		Archer-Daniels-Midland Co., 5.935%, 10/1/2032	1,138,136
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	955,746
1,140,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,337,509
450,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	453,845
		TOTAL	3,885,236
		Consumer Non-Cyclical - Health Care – 0.4%
910,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	934,764
370,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	396,913
		TOTAL	1,331,677
		Consumer Non-Cyclical - Pharmaceuticals – 0.7%
900,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	941,625
300,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	302,127
910,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	982,022
		TOTAL	2,225,774
		Consumer Non-Cyclical - Products – 0.7%
330,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	341,560
510,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	552,745
610,000		Whirlpool Corp., 5.50%, 3/1/2013	637,931
870,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	903,608
		TOTAL	2,435,844
		Consumer Non-Cyclical - Supermarkets – 0.7%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	800,565
1,200,000		Safeway Inc., Sr. Unsecd. Note, 7.45%, 9/15/2027	1,529,197
		TOTAL	2,329,762
		Consumer Non-Cyclical - Tobacco – 0.1%
360,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	384,185
		Energy - Independent – 1.3%
400,000		Apache Corp., Sr. Unsecd. Note, 5.10%, 9/1/2040	441,838
800,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 5.50%, 1/21/2021	843,793
20,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	21,037
1,520,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	1,666,562
190,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	185,785
490,446	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	497,189
405,000		XTO Energy, Inc., 6.75%, 8/1/2037	631,254
		TOTAL	4,287,458
		Energy - Integrated – 1.4%
1,420,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	1,556,783

Principal Amount			Value
$530,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	577,894
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,526,248
870,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	909,150
		TOTAL	4,570,075
		Energy - Oil Field Services – 1.3%
280,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	288,864
1,100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	1,399,778
450,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	487,954
365,000	[1,2]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.95%, 9/14/2016	364,236
1,480,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,640,438
		TOTAL	4,181,270
		Energy - Refining – 0.2%
295,000	[1,2]	Marathon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 3/1/2041	319,648
240,000		Valero Energy Corp., 9.375%, 3/15/2019	309,392
		TOTAL	629,040
		Financial Institution - Banking – 22.2%
1,180,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,229,783
1,600,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,652,989
1,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	947,846
2,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	1,962,193
6,000,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	5,531,672
6,500,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	6,120,596
3,000,000	[1,2]	Barclays Bank PLC, 5.926%, 9/29/2049	2,153,159
2,470,000		Capital One Capital IV, 6.745%, 2/17/2037	2,371,200
725,000		Capital One Capital V, 10.25%, 8/15/2039	740,406
1,340,000		Capital One Capital VI, 8.875%, 5/15/2040	1,368,999
4,500,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,647,188
500,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	524,493
2,290,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,459,900
480,000		City National Corp., Note, 5.25%, 9/15/2020	477,207
1,000,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	1,099,578
1,210,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.25%, 1/11/2016	1,191,632
610,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	618,170
1,000,000		Fifth Third Bancorp, Sub., 5.45%, 1/15/2017	1,064,982
1,070,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,040,570
900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	931,420
2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	2,822,765
250,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	283,825
3,500,000		JPMorgan Chase Capital XVIII, Company Guarantee, Series AA, 7.00%, 11/1/2039	3,525,057
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	2,403,515
1,100,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,015,608
3,900,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	3,581,316
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	455,071
4,900,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	4,508,206
825,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	806,446
2,010,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	2,008,963
800,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	863,563
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,109,329
410,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	446,603
1,500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 6.517%, 3/29/2049	1,156,875

Principal Amount			Value
$1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,286,557
550,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	554,754
565,000		Suntrust Capital VIII, Jr. Sub. Note, 6.10%, 12/15/2036	561,133
2,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	2,666,267
1,320,000		Wachovia Corp., 5.75%, 2/1/2018	1,497,408
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,228,057
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,329,457
		TOTAL	73,244,758
		Financial Institution - Brokerage – 5.7%
2,230,000		BlackRock, Inc., 6.25%, 9/15/2017	2,582,073
500,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	547,051
900,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	914,394
835,000		Eaton Vance Corp., 6.50%, 10/2/2017	955,434
850,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	884,848
3,000,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	3,699,108
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	385,458
750,000		Invesco Ltd., Sr. Unsecd. Note, 5.625%, 4/17/2012	769,661
800,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	830,171
1,835,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	1,885,329
1,040,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	1,140,189
740,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	739,489
690,000		Nuveen Investments, 5.50%, 9/15/2015	562,350
1,210,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	1,449,111
90,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	91,708
1,225,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	1,299,451
		TOTAL	18,735,825
		Financial Institution - Finance Noncaptive – 4.1%
850,000		American Express Co., Note, 2.75%, 9/15/2015	853,332
1,950,000		Discover Bank, Sub., 8.70%, 11/18/2019	2,233,811
75,000		General Electric Capital Corp., 5.625%, 5/1/2018	81,662
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,556,713
1,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 1/10/2039	1,155,509
4,400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	3,674,000
1,300,000	[1,2]	HSBC Finance Corp., Sr. Sub., Series 144A, 6.676%, 1/15/2021	1,284,389
1,100,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note — Sr. Sub Note, 4.77%, 12/21/2065	770,220
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	1,010,000
960,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	923,258
		TOTAL	13,542,894
		Financial Institution - Insurance - Health – 0.2%
505,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	602,020
		Financial Institution - Insurance - Life – 5.9%
910,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	1,041,814
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	621,915
1,790,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	2,220,593
230,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	224,656
1,900,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	1,934,988
350,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	372,826
2,500,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	3,835,785
2,300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	2,395,187
500,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	630,973

Principal Amount			Value
$1,300,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	1,530,248
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	430,185
850,000		Prudential Financial, Inc., 6.625%, 12/1/2037	931,969
500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	529,576
1,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	1,646,935
700,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	766,938
250,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	292,428
		TOTAL	19,407,016
		Financial Institution - Insurance - P&C – 2.4%
1,380,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,559,612
330,000		CNA Financial Corp., 6.50%, 8/15/2016	355,107
660,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	668,169
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	700,816
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,315,839
2,200,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	2,293,553
250,000		MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028	173,651
1,050,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, 6.45%, 12/15/2065	951,563
		TOTAL	8,018,310
		Financial Institution - REITs – 4.4%
1,200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,326,037
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	905,149
200,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	211,650
1,700,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	1,872,811
1,075,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 8/15/2016	1,148,858
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,004,109
1,300,000		Hospitality Properties Trust, Sr. Unsecd. Note, 6.75%, 2/15/2013	1,331,738
850,000		Liberty Property LP, 6.625%, 10/1/2017	974,172
450,000		ProLogis Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	470,796
1,260,000		ProLogis Inc., Sr. Unsecd. Note, Series WI, 7.625%, 8/15/2014	1,374,149
630,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	627,291
250,000		Prologis, Sr. Unsecd. Note, 5.50%, 4/1/2012	251,708
1,500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	1,729,660
470,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	479,058
700,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	788,986
		TOTAL	14,496,172
		Municipal Services – 0.8%
895,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	906,733
1,850,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,910,014
		TOTAL	2,816,747
		Sovereign – 0.3%
1,120,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	1,135,740
		Technology – 2.0%
700,000		BMC Software, Inc., 7.25%, 6/1/2018	835,212
770,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.15%, 3/14/2017	815,057
670,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	780,550
1,315,000		Harris Corp., 5.95%, 12/1/2017	1,519,625
180,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	194,523
1,230,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,408,238
515,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	532,059
285,000	[1,2]	SAIC, Inc., Company Guarantee, Series 144A, 5.95%, 12/1/2040	344,613

Principal Amount			Value
$325,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	326,145
		TOTAL	6,756,022
		Transportation - Airlines – 0.5%
227,174		Continental Airlines, Inc., Equip. Trust, 6.545%, 2/2/2019	227,884
4,000		Southwest Airlines Co., 6.50%, 3/1/2012	4,084
1,310,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	1,406,762
		TOTAL	1,638,730
		Transportation - Railroads – 0.2%
465,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	546,763
143,128		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	172,099
		TOTAL	718,862
		Transportation - Services – 0.9%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	1,967,964
161,968		FedEx Corp., Pass Thru Cert., Series 1997-1A, 7.50%, 1/15/2018	164,221
370,000		Ryder System, Inc., Sr. Unsecd. Note, 3.15%, 3/2/2015	377,816
405,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	420,810
		TOTAL	2,930,811
		Utility - Electric – 9.3%
1,400,000		Avista Corp., 1st Mtg. Bond, 5.95%, 6/1/2018	1,725,742
1,454,549		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	1,560,966
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	979,151
235,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	275,958
910,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	1,063,979
1,700,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 6.18%, 3/1/2035	1,703,287
1,975,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	2,281,040
500,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	539,119
570,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	605,216
800,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	888,800
235,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	248,269
1,374,705	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	1,534,857
420,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	451,430
2,650,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	3,117,508
635,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	757,486
1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,332,460
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	428,766
1,390,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	1,584,416
1,500,000		Public Service Co., CO, 1st Mtg. Bond, Series 20, 5.125%, 6/1/2019	1,776,869
2,300,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	2,904,328
500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	594,591
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	259,024
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	829,238
1,570,000		Union Electric Co., 6.00%, 4/1/2018	1,874,076
124,542		Waterford 3 Funding Corp., 8.09%, 1/2/2017	124,615
1,000,000		Westar Energy, Inc., 1st Mtg. Bond, 5.15%, 1/1/2017	1,109,706
		TOTAL	30,550,897
		Utility - Natural Gas Distributor – 0.1%
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	316,029
		Utility - Natural Gas Pipelines – 2.2%
15,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	15,888
1,850,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	2,076,858

Principal Amount			Value
$1,600,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,728,044
1,850,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,828,520
1,110,000		Williams Partners LP, 5.25%, 3/15/2020	1,197,516
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	378,302
		TOTAL	7,225,128
		TOTAL CORPORATE BONDS (IDENTIFIED COST $283,255,649)	295,576,779
		FOREIGN Governments/Agencies – 0.5%
		Sovereign – 0.5%
225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	229,216
900,000	[1,2]	State of Qatar, 5.25%, 1/20/2020	992,812
500,000		Sweden, Government of, 10.25%, 11/1/2015	500,287
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,622,253)	1,722,315
		Mortgage-Backed Securities – 0.7%
		Federal Home Loan Mortgage Corporation – 0.0%
3,119		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	3,591
2,771		Federal Home Loan Mortgage Corp., Pool E80411, 6.50%, 4/1/2015	2,960
		TOTAL	6,551
		Federal National Mortgage Association – 0.0%
420		Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	495
		Government National Mortgage Association – 0.7%
6,852		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	7,823
10,459		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	11,671
11,966		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	13,727
18,953		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	21,151
25,054		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	27,963
2,322		Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	2,739
18,777		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	21,407
6,306		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	7,059
12,335		Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	14,092
37,677		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	42,215
35,155		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	39,410
73,220		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	82,098
2,094		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,417
6,470		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,523
630,427		Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	704,747
430,609		Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	476,659
837,405		Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	928,923
		TOTAL	2,411,624
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,238,885)	2,418,670
		Collateralized Mortgage Obligations – 0.5%
		Commercial Mortgage – 0.5%
1,500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.983%, 8/15/2039	1,471,875
		Federal Home Loan Mortgage Corporation REMIC – 0.0%
111,467		Federal Home Loan Mortgage Corp. REMIC 3023A TG, 5.50%, 8/15/2035	111,458
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,599,787)	1,583,333

Principal Amount			Value
		U.S. Treasury – 0.6%
		U.S. Treasury Bill – 0.4%[3]
$1,200,000	[4]	United States Treasury Bill, 0.15%, 10/27/2011	1,199,992
		U.S. Treasury Note – 0.2%
600,000		United States Treasury Note, 1.50%, 8/31/2018	603,680
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,802,369)	1,803,672
		Repurchase Agreement – 7.0%
23,188,000		Interest in $3,810,000,000 joint repurchase agreement 0.09%, dated 9/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,810,028,575 on 10/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/20/2040 and the market value of those underlying securities was $3,924,329,433.(AT COST)	23,188,000
		TOTAL INVESTMENTS — 98.9% (IDENTIFIED COST $313,706,943)[5]	326,292,769
		OTHER ASSETS AND LIABILITIES - NET — 1.1%[6]	3,485,793
		TOTAL NET ASSETS — 100%	$329,778,562

At September 30, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[7] U.S. Treasury Bonds 30-Year Short Futures	200	$28,525,000	December 2011	$(741,229)
[7] U.S. Treasury Notes 2-Year Short Futures	100	$22,020,313	December 2011	$26,345
[7] U.S. Treasury Notes 5-Year Short Futures	190	$23,272,031	December 2011	$(4,865)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(719,749)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2011, these restricted securities amounted to $55,721,503, which represented 16.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2011, these liquid restricted securities amounted to $54,288,649, which represented 16.5% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at September 30, 2011, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,140,426
Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	5/14/1999 – 9/29/1999	$248,411	$292,428
3	Discount rate at time of purchase.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	At September 30, 2011, the cost of investments for federal tax purposes was $313,706,943. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $12,585,826. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,621,037 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,035,211.
6	Assets, other than investments in securities, less liabilities.
7	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund's assets carried at fair value:

	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$295,576,779	$ —	$295,576,779
Foreign Government/Agencies	—	1,722,315	—	1,722,315
Mortgage-Backed Securities	—	2,418,670	—	2,418,670
Collateralized Mortgage Obligations	—	1,583,333	—	1,583,333
U.S. Treasury	—	1,803,672	—	1,803,672
Repurchase Agreement	—	23,188,000	—	23,188,000
TOTAL SECURITIES	$ —	$326,292,769	$ —	$326,292,769
OTHER FINANCIAL INSTRUMENTS*	$(719,749)	$ —	$ —	$(719,749)
*	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

MTN	— Medium Term Note
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit

Federated Fund for U.S. Government Securities II

Portfolio of Investments

September 30, 2011 (unaudited)

Principal Amount			Value
		U.S. Treasury OBLIGATIONS – 12.9%
$4,500,000		United States Treasury Bonds, 3.750%, 8/15/2041	5,259,726
1,250,000		United States Treasury Bonds, 4.375%, 5/15/2040	1,614,062
370,000		United States Treasury Bonds, 7.500%, 11/15/2024	589,890
3,000,000		United States Treasury Notes, 1.000%, 9/30/2016	3,007,031
5,000,000		United States Treasury Notes, 1.500%, 8/31/2018	5,030,664
3,000,000		United States Treasury Notes, 1.875%, 6/15/2012	3,035,977
4,000,000		United States Treasury Notes, 2.625%, 6/30/2014	4,243,692
12,500,000		United States Treasury Notes, 3.125%, 5/15/2021	13,897,949
		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $34,488,405)	36,678,991
		GOVERNMENT AGENCIES – 6.5%
1,000,000		Federal Farm Credit System, 5.750%, 12/7/2028	1,331,558
1,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2030	1,617,505
1,500,000		Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035	1,696,633
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	107,003
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	2,352,922
10,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	11,559,240
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $16,480,960)	18,664,861
		Mortgage-Backed Securities – 63.7%
		Federal Home Loan Mortgage Corporation – 36.8%
3,750,000	[1]	Federal Home Loan Mortgage Corp., 3.500%, 10/1/2041	3,851,485
24,500,000	[1]	Federal Home Loan Mortgage Corp., 4.000%, 10/1/2026 - 10/1/2041	25,691,913
29,609,579		Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 - 4/1/2041	31,400,977
14,976,159		Federal Home Loan Mortgage Corp., 5.000%, 7/1/2019 - 6/1/2040	16,109,935
18,340,415		Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 - 3/1/2040	19,907,181
5,134,561		Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 7/1/2037	5,640,123
702,760		Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 - 5/1/2031	788,344
1,182,704		Federal Home Loan Mortgage Corp., 7.000%, 12/1/2029 - 4/1/2032	1,341,861
110,140		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031	126,972
15,801		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	18,318
8,405		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025	9,686
		TOTAL	104,886,795
		Federal National Mortgage Association – 16.7%
8,350,211	[1]	Federal National Mortgage Association, 3.500%, 1/1/2021 - 10/1/2041	8,709,052
7,150,838	[1]	Federal National Mortgage Association, 4.500%, 12/1/2019 - 10/1/2041	7,598,521
6,094,697	[1]	Federal National Mortgage Association, 5.000%, 7/1/2034 - 10/1/2041	6,566,550
11,938,997		Federal National Mortgage Association, 5.500%, 11/1/2021 - 4/1/2036	13,008,870
9,550,010		Federal National Mortgage Association, 6.000%, 5/1/2014 - 3/1/2038	10,452,710
552,049		Federal National Mortgage Association, 6.500%, 6/1/2029 - 11/1/2035	614,264
542,977		Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032	612,909
33,609		Federal National Mortgage Association, 7.500%, 5/1/2015 - 2/1/2030	38,320
29,297		Federal National Mortgage Association, 8.000%, 7/1/2030	33,802
		TOTAL	47,634,998
		Government National Mortgage Association – 10.2%
13,702,814		Government National Mortgage Association, 4.500%, 6/20/2039 - 8/20/2040	14,885,674
1,998,603		Government National Mortgage Association, 5.000%, 7/15/2034	2,203,362
1

Principal Amount			Value
$1,686,973		Government National Mortgage Association, 5.500%, 5/20/2035	1,878,388
7,718,363		Government National Mortgage Association, 6.000%, 4/15/2032 - 7/20/2038	8,612,715
1,172,958		Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032	1,314,593
44,033		Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030	50,618
3,255		Government National Mortgage Association, 8.000%, 4/15/2030	3,790
16,892		Government National Mortgage Association, 9.500%, 11/15/2016	18,903
		TOTAL	28,968,043
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $168,813,592)	181,489,836
		Collateralized Mortgage Obligations – 13.5%
1,869,377		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,872,748
2,191,595		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,967,322
877,412		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	744,970
429,465		Federal Home Loan Mortgage Corp. REMIC 3076 NM, 7.500%, 4/15/2033	440,631
4,254,843	[2]	Federal Home Loan Mortgage Corp. REMIC 3144 FB, 0.579%, 4/15/2036	4,245,913
1,282,960	[2]	Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.539%, 6/15/2036	1,278,952
583,605	[2]	Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.629%, 8/15/2036	583,880
3,690,580		Federal Home Loan Mortgage Corp. REMIC K010 A1, 3.320%, 7/25/2020	3,926,979
4,000,000		Federal Home Loan Mortgage Corp. REMIC K703 A2, 2.699%, 5/25/2018	4,082,649
945,567	[2]	Federal National Mortgage Association REMIC 2006-43 FL, 0.635%, 6/25/2036	946,073
1,935,672	[2]	Federal National Mortgage Association REMIC 2006-58 FP, 0.535%, 7/25/2036	1,930,968
2,728,359	[2]	Federal National Mortgage Association REMIC 2006-81 FB, 0.585%, 9/25/2036	2,725,461
3,071,274	[2]	Federal National Mortgage Association REMIC 2006-85 PF, 0.615%, 9/25/2036	3,067,420
803,949	[2]	Federal National Mortgage Association REMIC 2006-93 FM, 0.615%, 10/25/2036	803,329
801,117		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	761,181
1,649,189	[2]	Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.430%, 5/19/2047	809,783
665,082		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	667,390
1,886,898		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,887,784
2,800,000		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	2,799,989
2,439,335		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,143,963
1,280,746	[2]	Washington Mutual 2006-AR1, Class 2A1B, 1.312%, 1/25/2046	756,739
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $40,189,095)	38,444,124
		Commercial Mortgage-Backed Securities – 8.3%
2,770,363	[3,4]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,800,183
2,650,000		DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 6/10/2016	2,683,753
2,454,841		GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	2,506,594
2,435,231	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,508,978
2,847,686	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,829,865
2,100,000		JPMorgan Chase Commercial Mortgage Securities 2011-C4, Class A2, 3.341%, 7/15/2046	2,123,574
4,878,129		NCUA Guaranteed Notes 2010-C1, Class A1, 1.600%, 10/29/2020	4,925,386
1,500,000		WFRBS Commercial Mortgage Trust 2011-C3, Class A2, 3.292%, 3/15/2044	1,510,815
1,866,402	[3,4]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 10/17/2057	1,891,908
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $23,762,790)	23,781,056
		Repurchase Agreements – 10.7%
9,622,000	[2]	Interest in $3,810,000,000 joint repurchase agreement 0.09%, dated 9/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,810,028,575 on 10/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/20/2040 and the market value of those underlying securities was $3,924,329,433.	9,622,000
2

Principal Amount			Value
$8,291,000	[2,5]	Interest in $255,503,000 joint repurchase agreement 0.10%, dated 9/19/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $255,523,582 on 10/18/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2041 and the market value of those underlying securities was $263,178,324.	8,291,000
12,744,000	[2,5]	Interest in $292,493,000 joint repurchase agreement 0.14%, dated 9/13/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $292,527,124 on 10/13/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $300,378,727.	12,744,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	30,657,000
		TOTAL INVESTMENTS — 115.6% (IDENTIFIED COST $314,391,842)[6]	329,715,868
		OTHER ASSETS AND LIABILITIES - NET — (15.6)%[7]	(44,578,863)
		TOTAL NET ASSETS — 100%	$285,137,005
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2011, these restricted securities amounted to $10,030,934, which represented 3.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2011, these liquid restricted securities amounted to $10,030,934, which represented 3.5% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	At September 30, 2011, the cost of investments for federal tax purposes was $314,391,842.The net unrealized appreciation of investments for federal tax purposes was $15,324,026. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,434,902 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,110,876.
7	Assets, other than investments in securities, less liabilities. A significant portion of this balance is a result of dollar-roll transactions as of September 30, 2011.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

Shares of other mutual funds are valued based upon their reported NAVs.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

3

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date November 20, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date November 17, 2011